Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Boeing Capital Corp., 4.70%, 10/27/19	$936	$940,483
Lockheed Martin Corp., 4.25%, 11/15/19(a)	1,723	1,731,736
Northrop Grumman Corp., 5.05%, 08/01/19	964	964,000
United Technologies Corp., 1.50%, 11/01/19	1,284	1,280,983

		4,917,202

Agriculture — 0.5%
Altria Group Inc., 9.25%, 08/06/19	2,210	2,211,591
Philip Morris International Inc., 1.88%, 11/01/19	1,196	1,194,421

		3,406,012

Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19(a)	302	305,519
Southwest Airlines Co., 2.75%, 11/06/19 (Call 10/06/19)(a)	529	529,180

		834,699

Auto Manufacturers — 1.3%
American Honda Finance Corp.
2.00%, 11/13/19	815	814,185
2.25%, 08/15/19	1,853	1,852,926
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,270	1,269,784
2.60%, 11/04/19	2,285	2,283,789
General Motors Financial Co. Inc., 2.35%, 10/04/19	1,368	1,367,412
Toyota Motor Credit Corp., 1.55%, 10/18/19(a)	1,862	1,858,983

		9,447,079

Banks — 12.6%
Australia & New Zealand Banking Group Ltd./New York NY, 2.05%, 09/23/19	2,115	2,114,302
Bank of Montreal
1.75%, 09/11/19	1,558	1,556,925
2.10%, 12/12/19	2,021	2,018,959
Bank of New York Mellon Corp. (The), 2.30%, 09/11/19 (Call 08/11/19)	2,221	2,220,733
Barclays PLC, 2.75%, 11/08/19	3,705	3,705,445
BB&T Corp., 5.25%, 11/01/19	252	253,628
BBVA USA, 2.75%, 09/29/19 (Call 08/29/19)(a)	1,100	1,099,615
Canadian Imperial Bank of Commerce, 1.60%, 09/06/19(a)	1,936	1,934,567
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	2,865	2,862,823
2.40%, 09/05/19 (Call 08/15/19)	1,070	1,070,000
Citibank N.A., 1.85%, 09/18/19 (Call 08/18/19)(a)	2,475	2,473,416
Citizens Bank N.A./Providence RI, 2.45%, 12/04/19 (Call 11/04/19)	1,275	1,274,885
Commonwealth Bank of Australia/New York NY, 2.30%, 09/06/19(a)	2,350	2,349,789
Cooperatieve Rabobank UA/NY, 1.38%, 08/09/19	1,905	1,904,638
Credit Suisse AG/New York NY, 5.30%, 08/13/19(a)	2,275	2,277,002
Fifth Third Bank/Cincinnati OH, 1.63%, 09/27/19 (Call 08/27/19)	1,385	1,383,615
First Tennessee Bank N.A., 2.95%, 12/01/19 (Call 11/01/19)	750	750,315
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	4,310	4,309,353
2.55%, 10/23/19	4,481	4,482,434
HSBC USA Inc., 2.38%, 11/13/19(a)	1,820	1,818,471
JPMorgan Chase & Co., 2.20%, 10/22/19	3,709	3,707,145
JPMorgan Chase Bank N.A., 1.65%, 09/23/19 (Call 08/23/19)	1,990	1,987,871

Security	Par (000)	Value

Banks (continued)
KeyBank N.A./Cleveland OH
1.60%, 08/22/19(a)	$1,075	$1,074,495
2.50%, 12/15/19	1,295	1,295,181
Morgan Stanley, 5.63%, 09/23/19	5,420	5,443,198
PNC Bank N.A., 2.40%, 10/18/19 (Call 09/18/19)	2,655	2,654,628
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19(a)	1,320	1,330,454
Santander UK PLC, 2.35%, 09/10/19	1,775	1,774,610
Skandinaviska Enskilda Banken AB, 1.50%, 09/13/19	1,150	1,148,965
Sumitomo Mitsui Banking Corp., 2.09%, 10/18/19(a)	1,425	1,424,231
Svenska Handelsbanken AB, 1.50%, 09/06/19	1,500	1,498,815
Toronto-Dominion Bank (The)
1.45%, 08/13/19	2,855	2,854,515
1.90%, 10/24/19	1,955	1,953,084
2.25%, 11/05/19(a)	2,724	2,723,891
U.S. Bank N.A./Cincinnati OH, 2.13%, 10/28/19 (Call 09/28/19)(a)	3,224	3,222,646
UBS AG/Stamford CT, 2.38%, 08/14/19	4,485	4,485,000
Wells Fargo Bank N.A., 2.15%, 12/06/19	4,910	4,907,152
Westpac Banking Corp.
1.60%, 08/19/19	2,820	2,819,126
4.88%, 11/19/19	3,707	3,735,321

		91,901,243

Beverages — 0.7%
Anheuser-Busch InBev Worldwide Inc., 6.88%, 11/15/19	1,766	1,787,209
Constellation Brands Inc., 3.88%, 11/15/19	1,725	1,729,968
PepsiCo Inc., 1.35%, 10/04/19	1,432	1,429,666

		4,946,843

Biotechnology — 0.2%
Gilead Sciences Inc., 1.85%, 09/20/19(a)	1,931	1,929,513

Chemicals — 0.3%
Air Products & Chemicals Inc., 4.38%, 08/21/19(a)	450	450,482
FMC Corp., 5.20%, 12/15/19	61	61,479
Methanex Corp., 3.25%, 12/15/19	600	599,328
PPG Industries Inc., 2.30%, 11/15/19 (Call 10/15/19)(a)	497	496,667
RPM International Inc., 6.13%, 10/15/19	497	500,424

		2,108,380

Computers — 1.2%
Apple Inc.
1.10%, 08/02/19(a)	1,970	1,970,000
1.50%, 09/12/19(a)	500	499,540
1.80%, 11/13/19	3,413	3,408,495
IBM Credit LLC, 1.63%, 09/06/19	1,740	1,738,573
International Business Machines Corp., 8.38%, 11/01/19	1,219	1,236,566

		8,853,174

Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
1.75%, 10/25/19	854	852,719
1.90%, 11/01/19	1,325	1,323,357

		2,176,076

Diversified Financial Services — 0.6%
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)(a)	1,466	1,463,596
2.25%, 08/15/19	2,797	2,796,664
TD Ameritrade Holding Corp., 5.60%, 12/01/19	8	8,084

		4,268,344

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 1.7%
Dominion Energy Inc.
5.20%, 08/15/19	$861	$861,792
Series B, 1.60%, 08/15/19(a)	1,596	1,595,186
DTE Energy Co.
1.50%, 10/01/19	754	752,741
2.40%, 12/01/19 (Call 11/01/19)	510	509,541
Duke Energy Corp., 5.05%, 09/15/19	932	934,572
Eversource Energy, 4.50%, 11/15/19(a)	582	585,114
Exelon Generation Co. LLC, 5.20%, 10/01/19	1,022	1,025,792
Georgia Power Co., 4.25%, 12/01/19(a)	709	712,630
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	575	573,660
2.30%, 11/15/19 (Call 10/15/19)	488	487,253
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	630	629,515
2.70%, 09/15/19 (Call 08/14/19)	630	630,000
Progress Energy Inc., 4.88%, 12/01/19	647	651,730
Public Service Enterprise Group Inc., 1.60%, 11/15/19(a)	647	645,169
Sempra Energy, 1.63%, 10/07/19(a)	860	858,572
Southern Power Co., Series D, 1.95%, 12/15/19	1,230	1,227,602

		12,680,869

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 6.00%, 12/15/19(a)	261	264,035
Emerson Electric Co., 4.88%, 10/15/19	698	701,337

		965,372

Electronics — 0.6%
Honeywell International Inc.
1.40%, 10/30/19	2,651	2,645,009
1.80%, 10/30/19	1,066	1,064,795
Keysight Technologies Inc., 3.30%, 10/30/19 (Call 09/30/19)(a)	425	425,136

		4,134,940

Environmental Control — 0.2%
Republic Services Inc., 5.50%, 09/15/19	1,285	1,289,446

Food — 0.5%
General Mills Inc., 2.20%, 10/21/19	994	993,384
Kellogg Co., 4.15%, 11/15/19	685	688,028
Tyson Foods Inc., 2.65%, 08/15/19	1,914	1,914,076

		3,595,488

Gas — 0.1%
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19 (Call 11/15/19)	891	889,601
Southern Co. Gas Capital Corp., 5.25%, 08/15/19	235	235,215

		1,124,816

Health Care – Products — 0.3%
Becton Dickinson and Co., 2.68%, 12/15/19	2,154	2,154,754
Zimmer Biomet Holdings Inc., 4.63%, 11/30/19(a)	485	487,662

		2,642,416

Health Care – Services — 0.5%
Anthem Inc., 2.25%, 08/15/19	1,582	1,581,826
Dignity Health, 2.64%, 11/01/19	313	313,034
Humana Inc., 2.63%, 10/01/19	770	770,031
UnitedHealth Group Inc., 2.30%, 12/15/19	888	887,272

		3,552,163

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 2.45%, 12/15/19 (Call 11/15/19)	651	650,447

Security	Par (000)	Value

Insurance — 0.8%
Berkshire Hathaway Finance Corp., 1.30%, 08/15/19	$1,671	$1,670,382
Berkshire Hathaway Inc., 2.10%, 08/14/19(a)	1,510	1,509,804
Marsh & McLennan Companies Inc., 2.35%, 09/10/19 (Call 08/10/19)(a)	535	534,904
Protective Life Corp., 7.38%, 10/15/19(a)	662	668,342
Prudential Financial Inc., 2.35%, 08/15/19	763	762,946
Reinsurance Group of America Inc., 6.45%, 11/15/19	341	344,502
WR Berkley Corp., 7.38%, 09/15/19	295	296,572

		5,787,452

Internet — 1.1%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)	4,000	3,999,920
Amazon.com Inc., 2.60%, 12/05/19 (Call 11/05/19)	1,857	1,858,114
eBay Inc., 2.20%, 08/01/19(a)	2,187	2,187,000

		8,045,034

Machinery — 0.7%
Caterpillar Financial Services Corp.
2.00%, 11/29/19	1,028	1,026,705
2.25%, 12/01/19	1,012	1,011,706
Deere & Co., 4.38%, 10/16/19	814	817,370
John Deere Capital Corp.
1.25%, 10/09/19	1,182	1,179,600
2.30%, 09/16/19(a)	1,291	1,290,884

		5,326,265

Manufacturing — 0.4%
General Electric Co.
2.10%, 12/11/19	1,067	1,064,567
6.00%, 08/07/19	1,836	1,836,716

		2,901,283

Media — 0.1%
Discovery Communications LLC, 2.20%, 09/20/19	781	780,563

Mining — 0.1%
Newmont Goldcorp Corp., 5.13%, 10/01/19	716	718,749

Oil & Gas — 1.5%
BP Capital Markets PLC, 1.77%, 09/19/19	1,068	1,067,071
Cenovus Energy Inc., 5.70%, 10/15/19	861	865,296
Chevron Corp., 2.19%, 11/15/19 (Call 10/15/19)	1,662	1,661,701
Husky Energy Inc., 7.25%, 12/15/19(a)	1,450	1,473,983
Shell International Finance BV
1.38%, 09/12/19(a)	2,100	2,097,417
4.30%, 09/22/19(a)	3,562	3,571,261

		10,736,729

Packaging & Containers — 0.1%
Bemis Co. Inc., 6.80%, 08/01/19(a)(b)	965	965,000

Pharmaceuticals — 2.1%
AstraZeneca PLC, 1.95%, 09/18/19	1,956	1,953,261
Cardinal Health Inc., 2.40%, 11/15/19	882	881,347
CVS Health Corp., 2.25%, 08/12/19	1,635	1,634,804
Johnson & Johnson, 1.88%, 12/05/19	1,046	1,044,473
Mead Johnson Nutrition Co., 4.90%, 11/01/19(a)	1,317	1,324,349
Pfizer Inc., 1.70%, 12/15/19	2,288	2,282,715
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	6,026	6,020,396

		15,141,345

Pipelines — 1.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19 (Call 09/15/19)(a)	911	913,715

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Boardwalk Pipelines LP, 5.75%, 09/15/19(a)	$625	$626,913
Enterprise Products Operating LLC, 2.55%, 10/15/19 (Call 09/15/19)	1,548	1,547,814
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	2,806	2,809,030
Plains All American Pipeline LP/PAA Finance Corp., 2.60%, 12/15/19 (Call 11/15/19)	902	901,585
TransCanada PipeLines Ltd., 2.13%, 11/15/19	1,335	1,333,064

		8,132,121

Retail — 0.9%
Costco Wholesale Corp., 1.70%, 12/15/19	2,224	2,217,728
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)	2,262	2,262,249
Walmart Inc., 1.75%, 10/09/19	2,039	2,036,635

		6,516,612

Semiconductors — 0.2%
Texas Instruments Inc., 1.65%, 08/03/19	1,466	1,466,000

Software — 1.4%
CA Inc., 5.38%, 12/01/19	1,446	1,456,223
Microsoft Corp., 1.10%, 08/08/19	4,788	4,786,899
Oracle Corp., 2.25%, 10/08/19	3,760	3,758,985

		10,002,107

Telecommunications — 0.7%
Cisco Systems Inc., 1.40%, 09/20/19(a)	2,809	2,805,686
Orange SA, 1.63%, 11/03/19(a)	2,484	2,477,914

		5,283,600

Transportation — 0.3%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	1,375	1,379,922
Ryder System Inc., 2.45%, 09/03/19 (Call 08/03/19)	740	739,793

		2,119,715

Total Corporate Bonds & Notes — 34.1% (Cost: $249,364,351)		249,347,097

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 67.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	14,065	$14,072,315
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	480,400	480,400,000

		494,472,315

Total Short-Term Investments — 67.6% (Cost: $494,465,291)		494,472,315

Total Investments in Securities — 101.7% (Cost: $743,829,642)		743,819,412

Other Assets, Less Liabilities — (1.7)%		(12,571,557)

Net Assets — 100.0%		$731,247,855

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	70,676	—		(56,611	)(a)	14,065	$14,072,315	$111,509	(b)	$14,467	$786
BlackRock Cash Funds: Treasury, SL Agency Shares	17,668	462,732	(a)	—		480,400	480,400,000	3,942,235		—	—
PNC Bank N.A.
1.45%, 07/29/19(c)	1,545	125		(1,670)		—	N/A	24,973		—	10,996
1.95%, 03/04/19(c)	1,480	325		(1,805)		—	N/A	12,634		—	3,287
2.20%, 01/28/19(c)	1,050	250		(1,300)		—	N/A	6,197		—	1,526
2.25%, 07/02/19(c)	1,955	100		(2,055)		—	N/A	28,623		—	11,218
2.40%, 10/18/19(c)	2,105	650		(100)		2,655	N/A	44,647		157	15,378
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19(c)	1,120	172		(1,292)		—	N/A	19,562		—	3,662
6.88%, 05/15/19(c)	681	325		(1,006)		—	N/A	11,905		—	2,806

							$494,472,315	$4,202,285		$14,624	$49,659

(a)	Net of purchases and sales.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF

(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$249,347,097	$—	$249,347,097
Money Market Funds	494,472,315	—	—	494,472,315

	$494,472,315	$249,347,097	$—	$743,819,412

4